SHARE CAPITAL AND RESERVES (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Share Capital and Reserves
Number of warrants, beginning	6,176,470	5,000,000
Weighted average exercise price, beginning	$ 0.06	$ 0.05
Number of warrants granted		1,176,470
Weighted average exercise price Granted		$ 0.085
Number of warrants exercised	4,807,693
Weighted average exercise price exercised	$ 0.08
Number of warrants, ending	10,984,163	6,176,470
Weighted average exercise price, ending	$ 0.07	$ 0.06